Property and equipment	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
3.
Property and equipment

	Vehicles	Office equipment	Furniture and fixtures	Buildings	Land	Total
Cost:
At January 1, 2026	$34,705	$91,524	$17,673	$—	$887,168	$1,031,070
Additions	—	10,692	—	57,051	123,610	191,353
Effect of foreign exchange	1,882	5,044	928	434	49,048	57,336
At March 31, 2026	$36,587	$107,260	$18,601	$57,485	$1,059,826	$1,279,759
Depreciation:
At January 1, 2026	$34,399	$77,170	$10,851	$—	$—	$122,420
Effect of foreign exchange	1,865	4,198	559	11	—	6,633
Depreciation charge for the period	—	1,763	125	1,426	—	3,314
At March 31, 2026	$36,264	$83,131	$11,535	$1,437	$—	$132,367
Net book value:
At March 31, 2026	$323	$24,129	$7,066	$56,048	$1,059,826	$1,147,392
At January 1, 2026	$306	$14,354	$6,822	$—	$887,168	$908,650

	Vehicles	Office equipment	Furniture and fixtures	Buildings	Land	Total
Cost:
At January 1, 2025	$41,310	$77,841	$15,078	$—	$772,166	$906,395
Additions	—	3,918	790	—	24,468	29,176
Disposals	(11,260)	—	0	—	—	(11,260)
Effect of foreign exchange	4,655	9,765	1,805	—	90,534	106,759
At December 31, 2025	$34,705	$91,524	$17,673	$—	$887,168	$1,031,070
Depreciation:
At January 1, 2025	$41,039	$64,471	$9,288	$—	$—	$114,798
Effect of foreign exchange	4,620	8,153	1,102	—	—	13,875
Disposals	(11,260)	—	0	—	—	(11,260)
Depreciation charge for the year	—	4,546	461	—	—	5,007
At December 31, 2025	$34,399	$77,170	$10,851	$—	$—	$122,420
Net book value:
At December 31, 2025	$306	$14,354	$6,822	$—	$887,168	$908,650
At January 1, 2025	$271	$13,370	$5,790	$—	$772,166	$791,597